CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONDENSED CONSOLIDATED INCOME STATEMENT
Service revenues	$ 2,136	$ 2,331	$ 4,292	$ 4,533
Sale of equipment and accessories	100	57	161	108
Other revenues/other income	34	29	67	57
Total operating revenues	2,270	2,417	4,520	4,698
Service costs	(435)	(477)	(873)	(920)
Cost of equipment and accessories	(96)	(58)	(155)	(114)
Selling, general and administrative expenses	(882)	(951)	(1,781)	(1,872)
Depreciation	(328)	(386)	(674)	(776)
Amortization	(130)	(146)	(256)	(268)
Impairment (loss) / reversal	(7)	(8)	(10)	(5)
Gain / (loss) on disposals of non-current assets	(20)	(2)	(37)	(9)
Gain / (loss) on sale of subsidiaries	20		20
Total operating expenses	(1,878)	(2,028)	(3,766)	(3,964)
Operating profit	392	389	754	734
Finance costs	(206)	(232)	(423)	(447)
Finance income	12	24	31	46
Other non-operating losses, net	(16)	(116)	(25)	(152)
Share of loss of joint ventures and associates		(10)		(22)
Impairment of joint ventures and associates		(110)		(110)
Net foreign exchange gain / (loss)	(11)	(53)	1	62
Profit /(loss) before tax	171	(108)	338	111
Income tax expense	(139)	(65)	(258)	(206)
Profit / (loss) from continuing operations	32	(173)	80	(95)
Profit / (loss) after tax from discontinued operations	(170)	(85)	(300)	(174)
Profit/ (loss) for the period	(138)	(258)	(220)	(269)
The owners of the parent (continuing operations)	31	(193)	52	(109)
The owners of the parent (discontinued operations)	(170)	(85)	(300)	(174)
Non-controlling interest	$ 1	$ 20	$ 28	$ 14
Earnings / (loss) per share
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent from continuing operations	$ 0.02	$ (0.11)	$ 0.03	$ (0.06)
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent from discontinued operations	(0.10)	(0.05)	(0.17)	(0.10)
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent	$ (0.08)	$ (0.16)	$ (0.14)	$ (0.16)